Trade and other payables - Summary of current liabilities - trade and other payables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Trade and other payables [abstract]
Trade payables	$ 1,524	$ 1,893
Accrued payables	2,236	3,040
Total trade and other payables	$ 3,760	$ 4,933